LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
                     Supplement dated April 16, 2004 to the
                   Standard Class Prospectus dated May 1, 2004


                           Special Opportunities Fund


     This supplement describes certain changes to the Prospectus for the Special Opportunities Fund, a series of Lincoln Variable Insurance Products Trust.

     Effective May 1, 2004, the following is substituted for the first sentence of the sixth paragraph on Page SO-1: "The fund seeks stocks of companies representing a wide selection of industries and normally holds 100-175 stocks."



     Please keep this Supplement with your Prospectus for your future reference.


                    LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
                     Supplement dated April 16, 2004 to the
                   Service Class Prospectus dated May 1, 2004

                           Special Opportunities Fund


     This supplement describes certain changes to the Prospectus for the Special Opportunities Fund, a series of Lincoln Variable Insurance Products Trust.

     Effective May 1, 2004, the following is substituted for the first sentence of the sixth paragraph on Page SO-1: "The fund seeks stocks of companies representing a wide selection of industries and normally holds 100-175 stocks."


     Please keep this Supplement with your Prospectus for your future reference.